Net income (loss) per share and net income (loss) attributable to ordinary shareholders	12 Months Ended
Dec. 31, 2022
Net income (loss) per share and net (loss) attributable to ordinary shareholders
Net income (loss) per share and net loss attributable to ordinary shareholders

14.Net income (loss) per share and net income (loss) attributable to ordinary shareholders

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Basic net income (loss) per share calculation
Numerator:
Net income (loss) attributable to ordinary shareholders for computing basic net income (loss) per share	485,498,597	(581,883,146)	(75,422,408)
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	31,963,526	32,544,878	31,971,245
Basic net income (loss) per ordinary share	15.19	(17.88)	(2.36)
Diluted net income (loss) per share calculation
Numerator:
Net income (loss) attributable to ordinary shareholders of DouYu Holdings Limited	485,498,597	(581,883,146)	(75,422,408)
Net income (loss) attributable to ordinary shareholders for computing diluted net income (loss) per ordinary share	485,498,597	(581,883,146)	(75,422,408)
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	31,963,526	32,544,878	31,971,245
Restricted Share Units	1,049,156	—	—
Weighted average ordinary shares used in computing diluted income (loss) per ordinary share	33,012,682	32,544,878	31,971,245
Diluted net income (loss) per ordinary share	14.71	(17.88)	(2.36)

14.Net income (loss) per share and net income (loss) attributable to ordinary shareholders (Continued)

As of December 31, 2020, 2021 and 2022, diluted net income (loss) per share does not include the following instruments as their inclusion would be antidilutive:

	As of December 31,
	2020	2021	2022

Nonvested restricted share units	—	321,378	—